Intangible assets and property, plant and equipment - Intangibles (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill
Intangible assets	€ 1,356	€ 1,420
Software
Intangible assets and goodwill
Intangible assets	611	787
Licenses
Intangible assets and goodwill
Intangible assets	83	109
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	€ 662	€ 524